Reserves - Schedule of Share-Based Payment Reserve (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Payment Reserve [Abstract]
Balance at beginning of year		$ 4,743,075	$ 790,690
Issue of RSUs to Directors and management (note 25)		61,913,426	27,044,194	$ 608,156
Issue of RSUs to suppliers			80,700
Issue of RSU’s to Directors and management in lieu of fees			1,079,318
Transaction costs for PIPE Warrants			25,703
Issue of warrants PIPE (Brokers)	[1]	3,661,200	160,574
Exercise of warrants (cashless)		(31,678)
Issue of shares upon vesting of RSU’s		(8,632,900)	(24,438,104)
Balance at end of year		$ 61,653,123	$ 4,743,075	$ 790,690

[1]	On October 6, 2025, a total of 600,000 warrants were issued to brokers of the PIPE. The unlisted warrants have an exercise price of $7.00 each on or before 6 October 2031. The warrants are classified as an equity settled share-based payment expense under IFRS 2 (note 4).